Cover		12 Months Ended
	Apr. 25, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type		DEF 14A
Amendment Flag		false
Entity Information [Line Items]
Entity Registrant Name	SOUTH 8 ENERGY, LLC	South 8 Energy LLC
Entity Central Index Key		0001359687